INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ 67	$ (40)	$ (15)
Foreign exchange	445	(670)	454
Value transferred to non-controlling interests	25
Deferred tax liability related to property, plant and equipment revaluations	6,256	5,153	5,178
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,127	5,216	4,952
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	839	897	879
Recognized in net income (loss)	(106)	(58)	16
Recognized in equity	(2)	0	0
Business combinations and disposals	0	0
Foreign exchange	(6)	0	2
Balance, end of year	725	839	897
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,556)	(6,090)	(5,813)
Recognized in net income (loss)	39	98	(1)
Recognized in equity	(1,213)	117	(728)
Business combinations and disposals	117	(11)
Foreign exchange	451	(670)	452
Balance, end of year	(7,162)	(6,556)	(6,090)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,717)	(5,193)	(4,934)
Recognized in net income (loss)	(67)	40	15
Recognized in equity	(1,215)	117	(728)
Business combinations and disposals	117	(11)
Foreign exchange	445	(670)	454
Balance, end of year	(6,437)	$ (5,717)	$ (5,193)
Value transferred to non-controlling interests	$ 28